Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated December 5, 2019

to the Portfolios' Adviser Class, Institutional Class, Service Class,
and Service 2 Class Prospectus and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses"),

dated May 1, 2019

On November 21, 2019, the Portfolios' Board of Trustees (the "Board") approved changes with respect to the Portfolios' management fee waivers and sub-advisory fees, effective January 1, 2020.

Effective January 1, 2020, the Portfolios' Prospectuses are revised as follows:

VY® Clarion Global Real Estate Portfolio

1.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.12	0.12	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.62	1.02	1.27	1.42
Waivers and Reimbursements1%		(0.15)	(0.15)	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.033% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

2.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$150	496	867	1,909
I	$89	310	549	1,234
S	$114	388	683	1,521
S2	$129	435	762	1,689

VY® Clarion Real Estate Portfolio

3.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.83	0.83	0.83	0.83
Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.04	0.04	0.04	0.04
Total Annual Portfolio Operating Expenses	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements1%		(0.19)	(0.19)	(0.19)	(0.19)
Total Annual Portfolio Operating Expenses After	%	1.28	0.68	0.93	1.08
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.35%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.067% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

4.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$130	446	785	1,741
I	$69	259	464	1,055
S	$95	337	599	1,346
S2	$110	384	679	1,517

VY(R) Clarion Global Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated December 5, 2019

to the Portfolios' Adviser Class, Institutional Class, Service Class,
and Service 2 Class Prospectus and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses"),

dated May 1, 2019

On November 21, 2019, the Portfolios' Board of Trustees (the "Board") approved changes with respect to the Portfolios' management fee waivers and sub-advisory fees, effective January 1, 2020.

Effective January 1, 2020, the Portfolios' Prospectuses are revised as follows:

VY® Clarion Global Real Estate Portfolio

1.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.12	0.12	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.62	1.02	1.27	1.42
Waivers and Reimbursements1%		(0.15)	(0.15)	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.033% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

2.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$150	496	867	1,909
I	$89	310	549	1,234
S	$114	388	683	1,521
S2	$129	435	762	1,689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
VY(R) Clarion Global Real Estate Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.47%
1 Yr	rr_ExpenseExampleYear01	$ 150
3 Yrs	rr_ExpenseExampleYear03	496
5 Yrs	rr_ExpenseExampleYear05	867
10 Yrs	rr_ExpenseExampleYear10	1,909
1 Yr	rr_ExpenseExampleNoRedemptionYear01	150
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	496
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	867
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,909
VY(R) Clarion Global Real Estate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%
1 Yr	rr_ExpenseExampleYear01	$ 89
3 Yrs	rr_ExpenseExampleYear03	310
5 Yrs	rr_ExpenseExampleYear05	549
10 Yrs	rr_ExpenseExampleYear10	1,234
1 Yr	rr_ExpenseExampleNoRedemptionYear01	89
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	310
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	549
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,234
VY(R) Clarion Global Real Estate Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.12%
1 Yr	rr_ExpenseExampleYear01	$ 114
3 Yrs	rr_ExpenseExampleYear03	388
5 Yrs	rr_ExpenseExampleYear05	683
10 Yrs	rr_ExpenseExampleYear10	1,521
1 Yr	rr_ExpenseExampleNoRedemptionYear01	114
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	388
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	683
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,521
VY(R) Clarion Global Real Estate Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.27%
1 Yr	rr_ExpenseExampleYear01	$ 129
3 Yrs	rr_ExpenseExampleYear03	435
5 Yrs	rr_ExpenseExampleYear05	762
10 Yrs	rr_ExpenseExampleYear10	1,689
1 Yr	rr_ExpenseExampleNoRedemptionYear01	129
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	435
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	762
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,689
VY(R) Clarion Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA INVESTORS TRUST

VY® Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated December 5, 2019

to the Portfolios' Adviser Class, Institutional Class, Service Class,
and Service 2 Class Prospectus and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses"),

dated May 1, 2019

On November 21, 2019, the Portfolios' Board of Trustees (the "Board") approved changes with respect to the Portfolios' management fee waivers and sub-advisory fees, effective January 1, 2020.

Effective January 1, 2020, the Portfolios' Prospectuses are revised as follows:

VY® Clarion Real Estate Portfolio

3.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.83	0.83	0.83	0.83
Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.04	0.04	0.04	0.04
Total Annual Portfolio Operating Expenses	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements1%		(0.19)	(0.19)	(0.19)	(0.19)
Total Annual Portfolio Operating Expenses After	%	1.28	0.68	0.93	1.08
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.35%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.067% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

4.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$130	446	785	1,741
I	$69	259	464	1,055
S	$95	337	599	1,346
S2	$110	384	679	1,517

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
VY(R) Clarion Real Estate Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.28%
1 Yr	rr_ExpenseExampleYear01	$ 130
3 Yrs	rr_ExpenseExampleYear03	446
5 Yrs	rr_ExpenseExampleYear05	785
10 Yrs	rr_ExpenseExampleYear10	1,741
1 Yr	rr_ExpenseExampleNoRedemptionYear01	130
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	446
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	785
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,741
VY(R) Clarion Real Estate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%
1 Yr	rr_ExpenseExampleYear01	$ 69
3 Yrs	rr_ExpenseExampleYear03	259
5 Yrs	rr_ExpenseExampleYear05	464
10 Yrs	rr_ExpenseExampleYear10	1,055
1 Yr	rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	259
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	464
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,055
VY(R) Clarion Real Estate Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Yr	rr_ExpenseExampleYear01	$ 95
3 Yrs	rr_ExpenseExampleYear03	337
5 Yrs	rr_ExpenseExampleYear05	599
10 Yrs	rr_ExpenseExampleYear10	1,346
1 Yr	rr_ExpenseExampleNoRedemptionYear01	95
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	337
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	599
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,346
VY(R) Clarion Real Estate Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%
1 Yr	rr_ExpenseExampleYear01	$ 110
3 Yrs	rr_ExpenseExampleYear03	384
5 Yrs	rr_ExpenseExampleYear05	679
10 Yrs	rr_ExpenseExampleYear10	1,517
1 Yr	rr_ExpenseExampleNoRedemptionYear01	110
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	384
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	679
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,517

[1]	The adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.033% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.
[2]	The adviser is contractually obligated to limit expenses to 1.35%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.067% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.